Note 23 - Employee Benefits - Plan Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance	R$ 2,279.3	R$ 2,252.3
Administrative costs	4.1	3.8	R$ 3.4
Expected return excluding interest income	530.1	99.0
Curtailments, settlements and others	(3.3)	(7.3)	(4.2)
Balance	2,648.2	2,279.3	2,252.3
Plan assets [member]
Statement Line Items [Line Items]
Balance	4,059.6	4,006.2	3,845.2
Interest Income	257.5	267.8	273.3
Administrative costs	(4.1)	(3.8)	(3.4)
Expected return excluding interest income	272.6	(168.8)	(64.8)
Contributions by employer	226.8	213.3	183.2
Contributions by plan participants	4.5	4.7	4.5
Exchange differences	221.1	170.6	166.8
Curtailments, settlements and others	(0.9)	(8.0)
Benefits paid excluding the costs of administration	(454.7)	(422.4)	(398.6)
Balance	R$ 4,582.4	R$ 4,059.6	R$ 4,006.2